SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details) - $ / shares	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrants outstanding	1,551,005	1,098,786
Weighted Average remaining contractual life (years)	9 months 7 days
Warrants expiring April 16, 2023 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	683,905
Exercise price	$ 1.75
Weighted Average remaining contractual life (years)	7 days
Warrants expiring August 3, 2024 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	295,652
Exercise price	$ 2.40
Weighted Average remaining contractual life (years)	3 months 3 days
Warrants expiring November 24, 2023 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	221,448
Warrants expiring February 24, 2025 [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 1.75
Weighted Average remaining contractual life (years)	3 months 7 days
Warrants expiring March 22, 2024 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	350,000
Exercise price	$ 1.75
Weighted Average remaining contractual life (years)	2 months 19 days